Tax (Tables)	12 Months Ended
Dec. 31, 2021
Tax
Schedule of current and deferred tax expense

	2021	2020 (1)	2019 (1)
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,036)	(191)	(673)
Over provision in respect of prior years	31	86	122
	(1,005)	(105)	(551)
Deferred tax
(Charge)/credit for the year	(185)	176	38
UK tax rate change impact (2)	165	75	—
Net increase/(decrease) in the carrying value of deferred tax assets in respect of UK, Ireland and Netherlands losses	12	(130)	55
Over/(under) provision in respect of prior years (3)	17	(90)	19
Tax charge for the year	(996)	(74)	(439)

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(2)	It was announced in the UK Government’s budget on 3 March 2021 that the main UK corporation tax rate will increase from 19% to 25% from 1 April 2023. This legislative change was enacted on 10 June 2021.
(3)	Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

Schedule of reconciliation of actual tax charge from the expected tax charge

	2021	2020 (1)	2019 (1)
Continuing operations	£m	£m	£m
Expected tax (charge)/credit	(766)	92	(757)
Losses and temporary differences in year where no deferred tax asset recognised	(51)	(43)	(24)
Foreign profits taxed at other rates	(11)	(29)	7
Non deductible goodwill impairment	(16)	—	—
Items not allowed for tax:
- losses on disposals and write-downs	(55)	(22)	(71)
- UK bank levy	(18)	(32)	(26)
- regulatory and legal actions	(74)	14	(165)
- other disallowable items	(28)	(70)	(62)
Non-taxable items:
- Alawwal bank merger gain disposal	—	—	215
- FX recycling on the liquidation of RFS Holdings	—	—	279
- other non-taxable items	73	28	80
Taxable foreign exchange movements	8	(3)	(1)
Unrecognised losses brought forward and utilised	10	16	16
(Decrease)/increase in the carrying value of deferred tax assets in respect of:
- UK losses	(9)	7	129
- Ireland losses	(27)	(137)	(74)
- Netherlands losses	48	—	—
Banking surcharge	(341)	(27)	(199)
Tax on paid-in equity	48	61	73
UK tax rate change impact	165	75	—
Adjustments in respect of prior years	48	(4)	141
Actual tax charge	(996)	(74)	(439)

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

Schedule of deferred tax asset and liability

	£m	£m
Deferred tax asset	(1,195)	(901)
Deferred tax liability	359	291
Net deferred tax asset	(836)	(610)

Schedule of net deferred tax asset

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	(139)	172	(118)	315	(951)	(24)	(745)
Charge/(credit) to income statement: (1)
- continuing operations	15	(234)	33	114	46	(5)	(31)
- discontinued operations	—	—	—	—	9	—	9
Charge/(credit) to other comprehensive income	119	—	—	51	—	(7)	163
Currency translation and other adjustments	1	(2)	—	—	(9)	4	(6)
At 1 January 2021	(4)	(64)	(85)	480	(905)	(32)	(610)
Charge/(credit) to income statement:
- continuing operations	19	21	(5)	(10)	(1)	(33)	(9)
- discontinued operations	—	—	—	—	3	—	3
Charge/(credit) to other comprehensive income	10	—	(7)	(222)	—	(5)	(224)
Currency translation and other adjustments	(1)	1	—	—	4	—	4
At 31 December 2021	24	(42)	(97)	248	(899)	(70)	(836)

(1)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.

Schedule of recognised deferred tax assets in respect of tax losses

	2021	2020
	£m	£m
UK tax losses carried forward
- NWM Plc	56	62
- NWB Plc	608	592
- RBS plc	176	200
- Ulster Bank Limited	—	8
Total	840	862
Overseas tax losses carried forward
- UBIDAC	11	43
- NWM N.V.	48	—
	899	905